Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Large Cap Value Fund (formerly Fidelity Flex® Large Cap Value II Fund)

July 31, 2020

FLV-QTLY-0920
1.9893830.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	9,923	$293,522
CenturyLink, Inc.	5,575	53,799
Verizon Communications, Inc.	7,000	402,360
		749,681
Entertainment - 2.1%
Activision Blizzard, Inc.	351	29,003
Electronic Arts, Inc. (a)	804	113,862
The Walt Disney Co.	2,325	271,886
		414,751
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	86	127,964
Facebook, Inc. Class A (a)	374	94,873
Zillow Group, Inc.:
Class A (a)	93	6,332
Class C (a)	817	55,875
		285,044
Media - 1.8%
Comcast Corp. Class A	5,586	239,081
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	42	1,488
Liberty Media Class A (a)	172	5,691
Liberty SiriusXM Series A (a)	1,526	53,090
Liberty SiriusXM Series C (a)	931	32,576
ViacomCBS, Inc. Class B	446	11,627
		343,553

TOTAL COMMUNICATION SERVICES		1,793,029

CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.2%
BorgWarner, Inc.	959	35,099
Distributors - 0.2%
LKQ Corp. (a)	1,209	34,082
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	752	31,580
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.	225	17,078
McDonald's Corp.	937	182,040
Norwegian Cruise Line Holdings Ltd. (a)	1,094	14,922
Royal Caribbean Cruises Ltd.	180	8,768
Vail Resorts, Inc.	45	8,641
Yum! Brands, Inc.	98	8,923
		240,372
Household Durables - 2.0%
D.R. Horton, Inc.	2,146	141,979
Garmin Ltd.	692	68,224
Lennar Corp. Class A	829	59,978
M.D.C. Holdings, Inc.	129	5,783
Meritage Homes Corp. (a)	159	15,770
Mohawk Industries, Inc. (a)	190	15,172
PulteGroup, Inc.	1,432	62,435
Taylor Morrison Home Corp. (a)	653	15,313
Tempur Sealy International, Inc. (a)	123	9,957
		394,611
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	1,451	80,211
Leisure Products - 0.1%
Brunswick Corp.	253	16,946
Multiline Retail - 0.4%
Target Corp.	617	77,668
Specialty Retail - 1.3%
Aaron's, Inc. Class A	150	7,827
Advance Auto Parts, Inc.	21	3,153
AutoNation, Inc. (a)	610	31,317
Dick's Sporting Goods, Inc.	192	8,759
Lowe's Companies, Inc.	346	51,523
The Home Depot, Inc.	564	149,736
		252,315
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	726	10,875
Deckers Outdoor Corp. (a)	198	41,432
NIKE, Inc. Class B	622	60,713
		113,020

TOTAL CONSUMER DISCRETIONARY		1,275,904

CONSUMER STAPLES - 8.7%
Beverages - 1.1%
Molson Coors Beverage Co. Class B	500	18,760
PepsiCo, Inc.	490	67,453
The Coca-Cola Co.	2,808	132,650
		218,863
Food & Staples Retailing - 2.2%
Kroger Co.	1,853	64,466
U.S. Foods Holding Corp. (a)	1,310	26,593
Walmart, Inc.	2,514	325,312
		416,371
Food Products - 1.7%
Archer Daniels Midland Co.	920	39,404
General Mills, Inc.	879	55,614
Ingredion, Inc.	58	5,017
Mondelez International, Inc.	1,615	89,616
The Hershey Co.	244	35,480
Tyson Foods, Inc. Class A	1,564	96,108
		321,239
Household Products - 2.7%
Colgate-Palmolive Co.	1,470	113,484
Kimberly-Clark Corp.	546	83,014
Procter & Gamble Co.	2,490	326,489
		522,987
Tobacco - 1.0%
Philip Morris International, Inc.	2,405	184,728

TOTAL CONSUMER STAPLES		1,664,188

ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Halliburton Co.	1,025	14,688
Schlumberger Ltd.	691	12,535
TechnipFMC PLC	271	2,176
		29,399
Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	3,451	289,677
Concho Resources, Inc.	33	1,734
ConocoPhillips Co.	3,139	117,367
EOG Resources, Inc.	712	33,357
Exxon Mobil Corp.	6,528	274,698
HollyFrontier Corp.	55	1,513
Kinder Morgan, Inc.	4,494	63,365
Marathon Oil Corp.	2,541	13,950
ONEOK, Inc.	153	4,270
Valero Energy Corp.	123	6,916
		806,847

TOTAL ENERGY		836,246

FINANCIALS - 18.7%
Banks - 7.1%
Associated Banc-Corp.	231	2,966
Bank of America Corp.	12,527	311,672
Citigroup, Inc.	4,513	225,695
Citizens Financial Group, Inc.	423	10,495
First Horizon National Corp.	736	6,823
Huntington Bancshares, Inc.	1,960	18,169
JPMorgan Chase & Co.	4,829	466,675
KeyCorp	1,993	23,936
M&T Bank Corp.	361	38,248
PacWest Bancorp	267	4,879
Regions Financial Corp.	3,872	42,050
Truist Financial Corp.	1,162	43,529
U.S. Bancorp	170	6,263
Umpqua Holdings Corp.	377	4,090
Webster Financial Corp.	260	7,090
Wells Fargo & Co.	6,626	160,747
		1,373,327
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	676	46,502
Ameriprise Financial, Inc.	241	37,025
Bank of New York Mellon Corp.	1,668	59,798
BlackRock, Inc. Class A	36	20,700
Charles Schwab Corp.	2,002	66,366
CME Group, Inc.	79	13,128
Franklin Resources, Inc.	395	8,315
Goldman Sachs Group, Inc.	443	87,696
Interactive Brokers Group, Inc.	344	17,062
Intercontinental Exchange, Inc.	579	56,036
Invesco Ltd.	4,489	45,070
LPL Financial	482	38,088
Moody's Corp.	26	7,314
Morgan Stanley	2,570	125,622
State Street Corp.	1,485	94,728
		723,450
Consumer Finance - 0.5%
American Express Co.	200	18,664
Capital One Financial Corp.	93	5,933
Discover Financial Services	245	12,110
SLM Corp.	3,075	20,818
Synchrony Financial	1,622	35,895
		93,420
Diversified Financial Services - 3.1%
AXA Equitable Holdings, Inc.	1,781	36,439
Berkshire Hathaway, Inc. Class B (a)	2,820	552,102
Cannae Holdings, Inc. (a)	21	791
Jefferies Financial Group, Inc.	742	12,020
		601,352
Insurance - 3.9%
Allstate Corp.	1,221	115,250
American Financial Group, Inc.	238	14,463
American International Group, Inc.	68	2,186
American National Group, Inc.	25	1,841
Aon PLC	8	1,642
Arch Capital Group Ltd. (a)	639	19,649
Assured Guaranty Ltd.	104	2,270
Chubb Ltd.	470	59,803
First American Financial Corp.	1,851	94,420
FNF Group	2,125	68,765
Hanover Insurance Group, Inc.	177	18,033
Hartford Financial Services Group, Inc.	1,684	71,267
Lincoln National Corp.	92	3,429
MetLife, Inc.	388	14,686
Old Republic International Corp.	982	15,781
Primerica, Inc.	281	33,624
Progressive Corp.	998	90,159
Prudential Financial, Inc.	336	21,292
Selective Insurance Group, Inc.	256	13,911
Unum Group	2,507	43,196
W.R. Berkley Corp.	534	32,975
Willis Towers Watson PLC	70	14,701
		753,343
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	801	10,894
Blackstone Mortgage Trust, Inc.	88	2,118
New Residential Investment Corp.	368	2,918
Starwood Property Trust, Inc.	1,323	19,779
		35,709
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	488	4,036
Radian Group, Inc.	821	12,249
		16,285

TOTAL FINANCIALS		3,596,886

HEALTH CARE - 14.4%
Biotechnology - 1.8%
AbbVie, Inc.	723	68,620
Alexion Pharmaceuticals, Inc. (a)	59	6,047
Amgen, Inc.	290	70,954
Biogen, Inc. (a)	286	78,561
Gilead Sciences, Inc.	1,736	120,704
		344,886
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	2,361	237,611
Baxter International, Inc.	82	7,083
Becton, Dickinson & Co.	33	9,284
Boston Scientific Corp. (a)	561	21,638
Danaher Corp.	856	174,453
Edwards Lifesciences Corp. (a)	428	33,559
Hill-Rom Holdings, Inc.	569	55,318
Hologic, Inc. (a)	1,423	99,297
Medtronic PLC	2,749	265,224
		903,467
Health Care Providers & Services - 2.0%
Anthem, Inc.	255	69,819
Cardinal Health, Inc.	40	2,185
Cigna Corp.	20	3,454
CVS Health Corp.	1,912	120,341
DaVita HealthCare Partners, Inc. (a)	307	26,829
Humana, Inc.	118	46,309
McKesson Corp.	457	68,623
UnitedHealth Group, Inc.	136	41,178
		378,738
Health Care Technology - 0.2%
Cerner Corp.	583	40,489
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	69	28,563
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	2,334	136,912
Eli Lilly & Co.	182	27,353
Johnson & Johnson	3,383	493,106
Merck & Co., Inc.	1,178	94,523
Mylan NV (a)	5,406	87,091
Pfizer, Inc.	5,910	227,417
		1,066,402

TOTAL HEALTH CARE		2,762,545

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
Harris Corp.	513	86,353
Howmet Aerospace, Inc.	2,451	36,226
Lockheed Martin Corp.	49	18,570
Moog, Inc. Class A	46	2,471
Northrop Grumman Corp.	271	88,078
Parsons Corp. (a)	616	21,455
Raytheon Technologies Corp.	1,971	111,716
Teledyne Technologies, Inc. (a)	13	3,987
The Boeing Co.	602	95,116
		463,972
Air Freight & Logistics - 0.1%
FedEx Corp.	89	14,988
Airlines - 0.0%
Copa Holdings SA Class A	134	5,553
United Airlines Holdings, Inc. (a)	132	4,142
		9,695
Building Products - 1.0%
Armstrong World Industries, Inc.	84	5,984
Carrier Global Corp.	1,871	50,966
Fortune Brands Home & Security, Inc.	970	74,205
Johnson Controls International PLC	1,117	42,982
Ufp Industries, Inc.	334	19,445
		193,582
Commercial Services & Supplies - 1.4%
Cintas Corp.	250	75,468
Republic Services, Inc.	1,365	119,096
UniFirst Corp.	202	37,669
Waste Management, Inc.	277	30,359
		262,592
Construction & Engineering - 0.4%
EMCOR Group, Inc.	1,034	70,829
Electrical Equipment - 0.5%
AMETEK, Inc.	201	18,743
Eaton Corp. PLC	611	56,902
Emerson Electric Co.	160	9,922
Hubbell, Inc. Class B	44	5,939
nVent Electric PLC	269	4,885
Regal Beloit Corp.	35	3,219
		99,610
Industrial Conglomerates - 0.6%
General Electric Co.	13,152	79,833
Honeywell International, Inc.	252	37,641
		117,474
Machinery - 1.9%
AGCO Corp.	1,602	105,139
Caterpillar, Inc.	12	1,595
Crane Co.	64	3,620
Cummins, Inc.	707	136,635
Dover Corp.	120	12,352
IDEX Corp.	33	5,439
Oshkosh Corp.	179	14,091
Otis Worldwide Corp.	936	58,725
Rexnord Corp.	967	28,014
Timken Co.	128	5,844
		371,454
Professional Services - 0.3%
FTI Consulting, Inc. (a)	228	27,232
Nielsen Holdings PLC	1,532	22,107
		49,339
Road & Rail - 1.6%
CSX Corp.	1,127	80,400
Kansas City Southern	781	134,215
Norfolk Southern Corp.	355	68,235
Werner Enterprises, Inc.	517	22,740
		305,590
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	152	3,985
HD Supply Holdings, Inc. (a)	333	11,688
		15,673

TOTAL INDUSTRIALS		1,974,798

INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 1.8%
Ciena Corp. (a)	762	45,347
Cisco Systems, Inc.	5,751	270,872
CommScope Holding Co., Inc. (a)	1,964	18,226
F5 Networks, Inc. (a)	68	9,241
ViaSat, Inc. (a)	53	2,012
		345,698
Electronic Equipment & Components - 0.4%
Corning, Inc.	677	20,987
Dolby Laboratories, Inc. Class A	49	3,410
FLIR Systems, Inc.	432	17,997
National Instruments Corp.	463	16,437
SYNNEX Corp.	228	28,441
		87,272
IT Services - 2.2%
Alliance Data Systems Corp.	515	22,845
Amdocs Ltd.	1,709	106,129
DXC Technology Co.	1,132	20,274
Fastly, Inc. Class A (a)	230	22,193
Fidelity National Information Services, Inc.	140	20,483
Global Payments, Inc.	80	14,242
IBM Corp.	368	45,242
ManTech International Corp. Class A	45	3,131
Okta, Inc. (a)	89	19,667
PayPal Holdings, Inc. (a)	374	73,330
Perspecta, Inc.	31	663
Twilio, Inc. Class A (a)	300	83,226
		431,425
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	528	60,641
Applied Materials, Inc.	1,603	103,121
Cirrus Logic, Inc. (a)	611	41,872
First Solar, Inc. (a)	285	16,972
Intel Corp.	3,858	184,142
Microchip Technology, Inc.	46	4,680
Micron Technology, Inc. (a)	961	48,103
NVIDIA Corp.	62	26,325
ON Semiconductor Corp. (a)	1,570	32,342
Qualcomm, Inc.	1,012	106,877
		625,075
Software - 2.2%
Avalara, Inc. (a)	105	14,117
Box, Inc. Class A (a)	1,107	19,871
Cadence Design Systems, Inc. (a)	139	15,186
Crowdstrike Holdings, Inc. (a)	92	10,414
Dropbox, Inc. Class A (a)	863	19,633
FireEye, Inc. (a)	1,010	15,251
Microsoft Corp.	442	90,614
Nuance Communications, Inc. (a)	3,028	82,816
Pluralsight, Inc. (a)	310	6,563
Proofpoint, Inc. (a)	169	19,548
Synopsys, Inc. (a)	261	51,996
Verint Systems, Inc. (a)	665	29,852
Workday, Inc. Class A (a)	223	40,345
Workiva, Inc. (a)	107	5,981
		422,187
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	256	108,810
HP, Inc.	1,012	17,791
NetApp, Inc.	511	22,637
Xerox Holdings Corp.	1,153	19,197
		168,435

TOTAL INFORMATION TECHNOLOGY		2,080,092

MATERIALS - 4.5%
Chemicals - 2.0%
CF Industries Holdings, Inc.	1,204	37,721
DuPont de Nemours, Inc.	1,698	90,809
Eastman Chemical Co.	1,336	99,706
Huntsman Corp.	3,819	70,652
Linde PLC	318	77,945
Valvoline, Inc.	410	8,413
		385,246
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	2,312	32,229
Metals & Mining - 2.3%
Arconic Rolled Products Corp. (a)	366	5,962
Freeport-McMoRan, Inc.	3,287	42,468
Newmont Corp.	2,495	172,654
Reliance Steel & Aluminum Co.	973	95,607
Royal Gold, Inc.	682	95,432
Steel Dynamics, Inc.	1,083	29,685
		441,808

TOTAL MATERIALS		859,283

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Campus Communities, Inc.	68	2,424
American Homes 4 Rent Class A	1,078	31,262
American Tower Corp.	159	41,561
Apple Hospitality (REIT), Inc.	738	6,509
AvalonBay Communities, Inc.	358	54,817
Camden Property Trust (SBI)	396	35,961
Colony Capital, Inc.	130	250
Columbia Property Trust, Inc.	518	6,195
Crown Castle International Corp.	354	59,012
Digital Realty Trust, Inc.	960	154,118
Douglas Emmett, Inc.	285	8,305
EastGroup Properties, Inc.	126	16,715
Empire State Realty Trust, Inc.	144	950
Equinix, Inc.	94	73,835
Equity Residential (SBI)	135	7,240
Gaming & Leisure Properties	662	23,971
HCP, Inc.	702	19,158
Highwoods Properties, Inc. (SBI)	56	2,147
Lamar Advertising Co. Class A	204	13,409
Life Storage, Inc.	437	42,883
Outfront Media, Inc.	1,138	16,399
Paramount Group, Inc.	996	7,101
Park Hotels & Resorts, Inc.	2,049	16,945
Physicians Realty Trust	65	1,173
Prologis (REIT), Inc.	41	4,322
Public Storage	195	38,977
SBA Communications Corp. Class A	73	22,742
Store Capital Corp.	798	18,905
Ventas, Inc.	688	26,392
VEREIT, Inc.	524	3,411
Weyerhaeuser Co.	213	5,924
		763,013
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	8	350
Howard Hughes Corp. (a)	116	6,170
Jones Lang LaSalle, Inc.	99	9,792
		16,312

TOTAL REAL ESTATE		779,325

UTILITIES - 5.0%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	228	19,809
Avangrid, Inc.	124	6,174
Duke Energy Corp.	733	62,114
Entergy Corp.	308	32,380
Evergy, Inc.	324	21,005
Eversource Energy	251	22,608
Exelon Corp.	2,262	87,336
FirstEnergy Corp.	158	4,582
IDACORP, Inc.	107	9,978
NextEra Energy, Inc.	371	104,140
NRG Energy, Inc.	632	21,368
OGE Energy Corp.	1,649	54,252
PNM Resources, Inc.	227	9,586
Portland General Electric Co.	1,035	45,675
PPL Corp.	2,570	68,413
Southern Co.	33	1,802
Xcel Energy, Inc.	265	18,296
		589,518
Gas Utilities - 0.3%
UGI Corp.	1,453	48,443
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	2,471	37,633
Vistra Corp.	212	3,956
		41,589
Multi-Utilities - 1.2%
Ameren Corp.	768	61,624
Black Hills Corp.	11	636
CMS Energy Corp.	128	8,215
Dominion Energy, Inc.	183	14,828
DTE Energy Co.	411	47,524
MDU Resources Group, Inc.	2,535	53,184
NorthWestern Energy Corp.	75	4,220
Public Service Enterprise Group, Inc.	625	34,963
		225,194
Water Utilities - 0.2%
American Water Works Co., Inc.	294	43,297
Essential Utilities, Inc.	108	4,898
		48,195

TOTAL UTILITIES		952,939

TOTAL COMMON STOCKS
(Cost $18,677,631)		18,575,235

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.14% (b)
(Cost $555,098)	554,955	555,121
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $19,232,729)		19,130,356
NET OTHER ASSETS (LIABILITIES) - 0.3%(c)		49,237
NET ASSETS - 100%		$19,179,593

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Sept. 2020	$489,525	$4,588	$4,588

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $36,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$178
Total	$178

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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